Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account – Money market fund	$ 24,947,430	$ 328,226,432	$ 323,716,979
Liabilities:
Derivative warrant liabilities – Public warrants	2,751,386	1,294,770	8,582,810
Derivative warrant liabilities – Private placement warrants
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account – Money market fund
Liabilities:
Derivative warrant liabilities – Public warrants
Derivative warrant liabilities – Private placement warrants	87,550	41,280
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account – Money market fund
Liabilities:
Derivative warrant liabilities – Public warrants
Derivative warrant liabilities – Private placement warrants